Columbia Seligman Global Technology Fund
Third Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Global Technology Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.5%
Issuer	Shares	Value ($)
Germany 0.5%
TeamViewer SE(a)	842,389	11,361,247
Israel 0.6%
CyberArk Software Ltd.(a)	49,026	12,569,286
Tower Semiconductor Ltd.(a)	83,462	3,405,249
Total		15,974,535
Japan 2.4%
Renesas Electronics Corp.	2,757,500	47,494,829
Sumco Corp.	597,900	9,829,710
Total		57,324,539
Netherlands 1.7%
NXP Semiconductors NV	157,092	41,340,331
Singapore 0.5%
Kulicke & Soffa Industries, Inc.	259,062	12,219,955
United States 91.8%
Adeia, Inc.	1,408,606	16,551,120
Advanced Energy Industries, Inc.	282,044	32,821,460
Alphabet, Inc., Class A	541,907	92,958,727
Alphabet, Inc., Class C	231,782	40,133,053
Amazon.com, Inc.(a)	295,600	55,271,288
Amdocs Ltd.	122,900	10,750,063
American Tower Corp.	137,176	30,233,590
Analog Devices, Inc.(b)	78,220	18,098,544
ANSYS, Inc.(a)	34,100	10,694,783
Apple, Inc.	512,716	113,863,969
Applied Materials, Inc.	337,271	71,568,906
Arista Networks, Inc.(b)	69,400	24,050,570
Block, Inc., Class A(a)	100,700	6,231,316
Bloom Energy Corp., Class A(a)	4,757,043	64,410,362
Broadcom, Inc.	814,500	130,873,860
Comcast Corp., Class A	818,295	33,771,035
Coursera, Inc.(a)	22,000	204,600
Crown Castle, Inc.	259,078	28,519,306
DoorDash, Inc., Class A(a)	85,300	9,444,416
Dropbox, Inc., Class A(a)	1,909,006	45,663,424
DXC Technology Co.(a)	245,500	4,993,470
Common Stocks (continued)
Issuer	Shares	Value ($)
eBay, Inc.	1,256,719	69,886,144
F5, Inc.(a)	209,080	42,577,051
Fiserv, Inc.(a)	126,103	20,626,668
Five9, Inc.(a)	246,800	10,994,940
Gen Digital, Inc.	2,270,038	58,998,288
Global Payments, Inc.	488,661	49,667,504
GoDaddy, Inc., Class A(b)	490,655	71,365,770
Juniper Networks, Inc.	183,200	6,904,808
Lam Research Corp.	124,232	114,447,488
Lumentum Holdings, Inc.(a)	273,522	14,162,969
Lyft, Inc., Class A(a)	1,094,500	13,188,725
Marvell Technology, Inc.	660,253	44,223,746
Match Group, Inc.(a)	610,200	23,273,028
Meta Platforms, Inc., Class A	122,220	58,033,723
Microsoft Corp.	272,540	114,017,109
NetApp, Inc.	401,646	51,001,009
NVIDIA Corp.	940,670	110,077,203
ON Semiconductor Corp.(a)	584,500	45,737,125
Oracle Corp.	405,883	56,600,384
Palo Alto Networks, Inc.(a)	80,785	26,233,313
Pinterest, Inc., Class A(a)	244,502	7,811,839
Qorvo, Inc.(a)	72,428	8,676,874
RingCentral, Inc., Class A(a)	742,134	26,011,797
Salesforce, Inc.	101,228	26,197,806
Semtech Corp.(a)	620,300	19,675,916
Shift4 Payments, Inc., Class A(a)	223,500	15,374,565
Synaptics, Inc.(a)	483,065	42,181,236
Synopsys, Inc.(a)	66,313	37,023,874
Tenable Holdings, Inc.(a)	386,871	17,765,116
Teradyne, Inc.	353,776	46,401,260
TripAdvisor, Inc.(a)	465,950	8,214,699
Varonis Systems, Inc.(a)	191,800	10,573,934
Verint Systems, Inc.(a)	117,976	4,263,653
Visa, Inc., Class A	206,656	54,902,300
Walt Disney Co. (The)	73,400	6,876,846

Columbia Seligman Global Technology Fund  | 2024

Portfolio of Investments  (continued)
Columbia Seligman Global Technology Fund, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Digital Corp.(a)	569,810	38,205,760
Total		2,213,282,332
Total Common Stocks (Cost $1,291,047,597)		2,351,502,939

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
Columbia Seligman Semiconductor and Technology ETF(c)	100,200	2,651,372
Total Exchange-Traded Equity Funds (Cost $1,633,260)		2,651,372

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $140,433)	107,520

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(c),(d)	57,267,853	57,256,400
Total Money Market Funds (Cost $57,249,949)		57,256,400
Total Investments in Securities (Cost $1,350,071,239)		2,411,518,231
Other Assets & Liabilities, Net		393,358
Net Assets		$2,411,911,589
At July 31, 2024, securities and/or cash totaling $18,821,317 were pledged as collateral.
Investments in derivatives
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Crown Castle, Inc.	Morgan Stanley	USD	7,397,376	672	100.00	10/18/2024	140,433	107,520

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Analog Devices, Inc.	Morgan Stanley	USD	(10,620,342)	(459)	260.00	12/20/2024	(461,477)	(348,840)
Arista Networks, Inc.	Morgan Stanley	USD	(1,524,820)	(44)	380.00	9/20/2024	(61,456)	(38,280)
Crown Castle, Inc.	Morgan Stanley	USD	(528,384)	(48)	125.00	10/18/2024	(2,691)	(3,120)
Crown Castle, Inc.	Morgan Stanley	USD	(7,133,184)	(648)	120.00	10/18/2024	(64,431)	(61,560)
GoDaddy, Inc.	Morgan Stanley	USD	(6,676,155)	(459)	160.00	11/15/2024	(262,955)	(247,860)
Total							(853,010)	(699,660)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Seligman Semiconductor and Technology ETF
	1,758,861	—	—	892,511	2,651,372	—	19,570	100,200
Columbia Short-Term Cash Fund, 5.551%
	72,072,075	371,767,675	(386,587,328)	3,978	57,256,400	1,174	2,429,501	57,267,853
Total	73,830,936			896,489	59,907,772	1,174	2,449,071

(d)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Columbia Seligman Global Technology Fund  | 2024

Portfolio of Investments  (continued)
Columbia Seligman Global Technology Fund, July 31, 2024 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Seligman Global Technology Fund  | 2024

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3QT220_10_P01_(09/24)